Subsequent Events (Details) - USD ($)				1 Months Ended					3 Months Ended		12 Months Ended
	Dec. 21, 2023	Dec. 20, 2023	Dec. 19, 2023	Jan. 31, 2024	Oct. 31, 2023	May 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Mar. 18, 2024
Subsequent Events (Details) [Line Items]
shares of common stock		202,692									1,958,312
Warrant to purchase						500,000	400,000	200,000			605,000
Exercise price						$ 0.01	$ 3	$ 3	$ 0.01	$ 3	$ 0.01	$ 3
Loan agreement									$ 150,000
Exercise price per share		$ 0.01	$ 0.01
Price per share								$ 0.00001			$ 0.00001	$ 0.00001
Redeem shares		199,737
Warrant issued									9,000,000
Exceeds per share									$ 6.84
Common stock shares issued								11,868,397			16,692,175	11,868,397
Commitment fee									$ 1,500
Aggregate purchase price percentage									30.00%
Legal fees									$ 75
Purchase agreement amount									$ 5
Common Stock [Member]
Subsequent Events (Details) [Line Items]
shares of common stock											1,958,312	1,460,644
Warrant to purchase									78,000
Class A Common Stock [Member]
Subsequent Events (Details) [Line Items]
Exercise price									$ 18
Exercise price per share									10
Price per share									$ 0.00001		$ 0.00001
Common stock par value	$ 10
Warrants converted									78,000
Common stock shares issued									23,544,492		0
Class A Common Stock [Member] | Common Stock [Member]
Subsequent Events (Details) [Line Items]
shares of common stock
Class B Common Stock [Member]
Subsequent Events (Details) [Line Items]
Price per share									$ 0.00001		$ 0.00001
Common stock shares issued									2,254,901		0
Class B Common Stock [Member] | Common Stock [Member]
Subsequent Events (Details) [Line Items]
shares of common stock
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Net proceeds											$ 3,285,000
Warrant to purchase											3,500,000
Exercise price											$ 0.01
Granted stock options											12,200
Weighted-average exercise price											$ 6.84
Redeem shares											73,706
Warrant issued											202,672
Common stock par value											$ 0.00001
Warrants converted											202,489
Percentage of reduced workforce on employees temporary furlough				35.00%
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events (Details) [Line Items]
shares of common stock											480,271
Subsequent Event [Member] | Notes Payable [Member]
Subsequent Events (Details) [Line Items]
Loan agreement					$ 150,000
Finance charge					$ 66,000
Subsequent Event [Member] | Convertible Debt [Member]
Subsequent Events (Details) [Line Items]
Warrant to purchase					4,000
Loan agreement					$ 200,000
Bear interest					16.00%
Conversion price					$ 6.84
Subsequent Event [Member] | Class A Common Stock [Member]
Subsequent Events (Details) [Line Items]
Warrant to purchase											27,413
Common stock par value											$ 12.5
Additional shares											1,750,000
Exceeds per share											$ 15
Common stock shares issued													9,500,000
Subsequent Event [Member] | Prepayment Fee [Member] | Notes Payable [Member]
Subsequent Events (Details) [Line Items]
Finance charge					$ 49,000
Convertible Debt [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Exercise price					$ 0.01
Investor [Member]
Subsequent Events (Details) [Line Items]
Exercise price									$ 0.01
Purchase Agreement [Member] | Class A Common Stock [Member]
Subsequent Events (Details) [Line Items]
Common stock shares issued									9,500,000
EMI Solutions Inc [Member]
Subsequent Events (Details) [Line Items]
Common stock in cash									$ 10,897,000
Cash portion									$ 2,041,000
EMI Solutions Inc [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Acquisition consisted of shares			964,912
Cash portion			$ 155,000
EMI Solutions Inc [Member] | EMI Solutions Inc [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Common stock in cash			$ 2,200,000
Chavant Capital Acquisition Corp. [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Warrant to purchase											1,750,000
Common stock in cash	$ 21,063,000
Cash portion	19,750,000
Chavant Capital Acquisition Corp. [Member] | Subsequent Event [Member] | Cash [Member]
Subsequent Events (Details) [Line Items]
Cash portion	$ 1,263,000
Chavant Capital Acquisition Corp. [Member] | Subsequent Event [Member] | Class A Common Stock [Member]
Subsequent Events (Details) [Line Items]
Exercise price per share	$ 10
Price per share	$ 0.00001
Chavant Capital Acquisition Corp. [Member] | Subsequent Event [Member] | Class A Common Stock [Member] | Subscription Agreements, Equity [Member]
Subsequent Events (Details) [Line Items]
shares of common stock	475,000
Net proceeds	$ 4,750,000
Exercise price per share	$ 10
Chavant Capital Acquisition Corp. [Member] | Subsequent Event [Member] | Class B Common Stock [Member]
Subsequent Events (Details) [Line Items]
Price per share	$ 0.00001
Chavant Capital Acquisition Corp. [Member] | Investor [Member] | Subsequent Event [Member] | Subscription Agreements, Equity [Member]
Subsequent Events (Details) [Line Items]
Net proceeds	$ 15,000,000
Chavant Capital Acquisition Corp. [Member] | Investor [Member] | Subsequent Event [Member] | Class A Common Stock [Member] | Subscription Agreements, Equity [Member]
Subsequent Events (Details) [Line Items]
shares of common stock	1,500,000
Price per share	$ 10
Chavant Capital Acquisition Corp. [Member] | Sponsor [Member] | Subsequent Event [Member] | Class A Common Stock [Member] | Subscription Agreements, Equity [Member]
Subsequent Events (Details) [Line Items]
shares of common stock	199,737
Net proceeds	$ 2,000,000
Price per share	$ 10